Label	Element	Value
Hillman Value Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

HILLMAN VALUE FUND

Supplement dated January 31, 2020

to the Summary Prospectus and Prospectus, each dated January 31, 2020, as revised

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Hillman Value Fund (the “Fund”).

Risk/Return [Heading]	rr_RiskReturnHeading	Hillman Value Fund
Objective [Heading]	rr_ObjectiveHeading	Change in the Fund’s Investment Objective
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Effective February 10, 2020, the Fund’s investment objective is changed to the following: The Fund seeks to provide long-term total return from a combination of income and capital gains.

For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain copies of the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference